UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-3721

Dreyfus Intermediate Municipal Bond Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	11/30/10

1

FORM N-CSR

Item 1.      Reports to Stockholders.

2

Dreyfus
Intermediate Municipal
Bond Fund, Inc.

SEMIANNUAL REPORT November 30, 2010

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
32	Statement of Assets and Liabilities
33	Statement of Operations
34	Statement of Changes in Net Assets
35	Financial Highlights
36	Notes to Financial Statements
43	Information About the Review and Approval of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus Intermediate Municipal
Bond Fund, Inc.

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Intermediate Municipal Bond Fund, Inc., covering the six-month period from June 1, 2010, through November 30, 2010.

Municipal bonds delivered respectable returns during the reporting period, despite periodic bouts of volatility — most notably as we write this Letter — stemming from economic uncertainty and year-end technical factors which affect the municipal bond markets.Although U.S. GDP growth was positive throughout the reporting period, the economic recovery has been milder than historical averages. Stubbornly high levels of unemployment, lower revenue streams and persistent weakness in housing markets continue to weigh on domestic economic activity, putting pressure on the fiscal conditions of many state and local governments. Yet, municipal bond prices were supported by positive supply-and-demand dynamics and robust demand from investors seeking alternatives to low-yielding money market funds.

We are cautiously optimistic regarding economic and market prospects in 2011.A weaker U.S. dollar is likely to support exports and limit imports and residential construction appears set to begin recovering from depressed levels. However, some state and local municipalities continue to face budget shortfalls as a result of the current subpar economic recovery. So is your portfolio positioned accordingly?Talk with your financial advisor, who can help you evaluate your portfolio investments given these recent market events to help meet, and possibly adjust, your individual tax-exempt investment needs and future capital goals.

For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
December 15, 2010

DISCUSSION OF FUND PERFORMANCE

For the period of June 1, 2010, through November 30, 2010, as provided by Steven Harvey, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended November 30, 2010, Dreyfus Intermediate Municipal Bond Fund achieved a total return of 1.09%.1 The Barclays Capital 7-Year Municipal Bond Index (the “Index”), the fund’s benchmark, achieved a total return of 2.77% for the same period.2

Municipal bonds paused in their long advance during the reporting period as the market’s supply-and-demand dynamics changed. The fund produced lower returns than its benchmark due primarily to the fund’s neutral duration position and focus on higher-quality securities.

The Fund’s Investment Approach

The fund seeks the maximum amount of current income exempt from federal income tax as is consistent with the preservation of capital.To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal personal income tax.

The fund invests at least 80% of its assets in municipal bonds rated A or higher, or the unrated equivalent as determined by Dreyfus. The fund may invest up to 20% of its assets in municipal bonds rated below A, including bonds rated below investment grade (“high yield” or “junk” bonds) or the unrated equivalent as determined by Dreyfus. The dollar-weighted average maturity of the fund’s portfolio ranges between three and 10 years.

We focus on identifying undervalued sectors and securities, and we minimize the use of interest rate forecasting. We select municipal bonds by using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market.We actively trade among various sectors, such as pre-refunded, general obligation and revenue, based on their apparent relative values.

TheFund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Market Reversed Course as Technical Influences Changed

The U.S. economic rebound persisted over the summer and fall of 2010, but the pace of recovery remained slower than historical averages.At the start of the reporting period, investors continued to digest recent economic developments, including a resurgent sovereign debt crisis in Europe and stubbornly high unemployment in the United States. Most states still struggled with fiscal pressures in the aftermath of the recession, but some began to see evidence of economic improvement, including higher tax revenues. Nonetheless, the Federal Reserve Board (the “Fed”) left short-term interest rates unchanged in a historically low range between 0% and 0.25%. In addition, the Fed later announced its intention to stimulate credit markets with a new round of quantitative easing of monetary policy through massive purchases of U.S.Treasury securities.

After continuing to rally early in the reporting period, municipal bonds encountered heightened volatility when market dynamics began to change in the late summer. Supply-and-demand dynamics had been favorable as the federally subsidized Build America Bonds program shifted a substantial portion of new issuance to the taxable bond market, but it became clearer in the fall that the program probably would be allowed to expire at the end of the calendar year. Consequently, investors began to sell longer-maturity municipal bonds in anticipation of a more ample supply of securities in 2011, putting downward pressure on prices. By the end of November, the market had given back all of the reporting period’s previous gains.

Yield Curve Positioning Dampened Relative Returns

Although the fund’s diversified range of maturities cushioned the brunt of market declines late in the reporting period, it prevented full participation in earlier gains exhibited by 7-year bonds and detracted from the fund’s relative performance overall.The fund benefited from our security selection strategy, which emphasized higher-quality bonds backed by dedicated revenues, including those from hospitals and industrial development projects.The fund held relatively light exposure to bonds backed by general tax receipts, enabling it to avoid some of the credit problems affecting some localities.The fund also benefited from underweighted exposure to traditionally defensive escrowed bonds, which generally lagged market averages during the reporting period.

Weathering a Period of Transition

While we expect the U.S. economic recovery to persist, recent municipal bond market behavior suggests that we may see heightened volatility as the market transitions to a more robust supply of newly issued bonds in 2011. In addition, we believe that many states and municipalities will continue to struggle with budget pressures. Therefore, with the help of extensive research by our credit analysts, we have continued to upgrade the fund’s overall credit quality, focusing on higher-quality revenue bonds.

We remain optimistic over the longer term.Although a proposed extension of the Bush federal income tax cuts passed, demand for municipal bonds seems likely to stay robust as investors respond to higher state taxes and possible federal income tax increases down the road.

December 15, 2010

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.
1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax
(AMT) for certain investors. Capital gains, if any, are fully taxable.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Barclays Capital 7-Year Municipal Bond Index is an unmanaged total return performance benchmark for the investment-grade, geographically unrestricted 7-year tax-
exempt bond market, consisting of municipal bonds with maturities of 6-8 years. Index returns do not reflect fees and expenses associated with operating a mutual fund.

TheFund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Intermediate Municipal Bond Fund, Inc. from June 1, 2010 to November 30, 2010. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended November 30, 2010

Expenses paid per $1,000†	$ 3.78
Ending value (after expenses)	$1,010.90

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended November 30, 2010

Expenses paid per $1,000†	$ 3.80
Ending value (after expenses)	$1,021.31

† Expenses are equal to the fund’s annualized expense ratio of .75%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

November 30, 2010 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—98.4%	Rate (%)	Date	Amount ($)	Value ($)
Alabama—1.9%
Alabama Port Authority,
Docks Facilities Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	10/1/22	5,000,000	4,944,700
Alabama Public School and
College Authority, Capital
Improvement Bonds	5.00	12/1/24	2,500,000	2,674,525
Birmingham Water Works Board,
Water Revenue (Insured;
Assured Guaranty Municipal Corp.)	5.00	1/1/17	6,310,000	7,161,030
Huntsville Health Care Authority,
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	6/1/13	1,600,000	1,705,200
Alaska—.7%
Alaska Industrial Development and
Export Authority, Revolving
Fund Revenue	5.25	4/1/24	3,780,000	4,074,613
Alaska International Airports,
Revenue (Insured; AMBAC)	5.50	10/1/12	1,620,000	1,763,321
Arizona—2.1%
Arizona Transportation Board,
Highway Revenue	5.00	7/1/21	10,990,000	12,067,350
Pima County,
Sewer System Revenue
Obligations (Insured; Assured
Guaranty Municipal Corp.)	5.00	7/1/23	3,250,000	3,482,473
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.13	7/1/15	2,790,000	2,811,399
California—13.6%
ABAG Finance Authority for
Nonprofit Corporations,
Revenue (San Diego
Hospital Association)	5.13	3/1/18	300,000	308,244
Arcadia Unified School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0.00	8/1/20	1,635,000 [a]	1,018,719

TheFund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
California (continued)
Bay Area Toll Authority,
San Francisco Bay Area Toll
Bridge Revenue	5.25	4/1/24	6,000,000	6,499,440
California,
Economic Recovery Bonds	5.00	7/1/20	7,500,000	8,240,325
California,
GO (Various Purpose)	5.25	10/1/20	18,060,000	19,802,971
California,
GO (Various Purpose)	5.25	3/1/22	1,250,000	1,332,112
California,
GO (Various Purpose)	5.63	4/1/25	3,500,000	3,677,800
California Department of Water
Resources, Power Supply Revenue	5.00	5/1/22	4,300,000	4,793,554
California Department of Water
Resources, Water System
Revenue (Central Valley Project)	5.00	12/1/24	2,500,000	2,710,725
California Health Facilities
Financing Authority, Revenue
(Providence Health
and Services)	6.25	10/1/24	3,000,000	3,426,180
California Health Facilities
Financing Authority, Revenue
(Sutter Health)	5.25	8/15/22	3,000,000	3,154,560
California Housing Finance Agency,
Home Mortgage Revenue	4.55	8/1/21	5,000,000	4,699,000
California Housing Finance Agency,
Home Mortgage Revenue	4.60	8/1/21	3,900,000	3,703,830
California Housing Finance Agency,
Home Mortgage Revenue	4.95	8/1/23	3,000,000	2,821,920
California Housing Finance Agency,
Home Mortgage Revenue	4.70	8/1/26	3,000,000	2,658,540
California Housing Finance Agency,
Home Mortgage Revenue
(Insured; FGIC)	4.40	2/1/18	3,300,000	3,253,965
California Housing Finance Agency,
Home Mortgage Revenue
(Insured; FGIC)	4.40	8/1/18	3,310,000	3,261,144
Clovis Unified School District,
GO (Insured; National Public
Finance Guarantee Corp.)	0.00	8/1/22	10,415,000 [a]	5,893,744

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
Coast Community College District,
GO (Insured; National Public
Finance Guarantee Corp.)	0.00	8/1/20	1,855,000	[a]	1,188,999
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/19	2,000,000		2,000,480
Los Angeles Department of
Airports, Subordinate Revenue
(Los Angeles International Airport)	5.25	5/15/25	1,845,000		1,952,176
Rancho Mirage Joint Powers
Financing Authority, COP
(Eisenhower Medical Center)
(Insured; National Public
Finance Guarantee Corp.)	4.88	7/1/22	2,890,000		2,853,384
Sacramento City Unified School
District, GO (Insured; Assured
Guaranty Municipal Corp.)	0.00	7/1/23	5,065,000	[a]	2,698,784
San Diego Public Facilities Financing
Authority, Water Revenue	5.00	8/1/24	7,560,000		8,152,704
San Francisco City and County
Public Utilities Commission,
San Francisco Water Revenue	5.00	11/1/26	2,675,000		2,852,219
Southern California Public Power
Authority, Revenue (Canyon
Power Project)	5.00	7/1/23	5,000,000		5,421,200
Southern California Public Power
Authority, Revenue (Windy
Point/Windy Flats Project)	5.00	7/1/23	5,000,000		5,440,400
Tobacco Securitization Authority
of Southern California,
Tobacco Settlement
Asset-Backed Bonds (San Diego
County Tobacco Asset
Securitization Corporation)	4.75	6/1/25	1,935,000		1,730,567
Tuolumne Wind Project Authority,
Revenue (Tuolumne
Company Project)	5.00	1/1/22	2,000,000		2,131,960
University of California Regents,
General Revenue	5.25	5/15/23	2,500,000		2,777,000

TheFund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Colorado—1.7%
Colorado Health Facilities
Authority, Revenue (Catholic
Health Initiatives)	6.00	10/1/23	5,355,000	5,996,422
Colorado Springs School District
Number 11, GO Improvement Bonds	6.50	12/1/11	2,040,000	2,162,665
Denver City and County,
Airport System Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	11/15/11	5,000,000	5,193,900
E-470 Public Highway Authority,
Senior Revenue (Insured;
National Public Finance
Guarantee Corp.)	0.00	9/1/18	3,000,000 [a]	1,979,250
Connecticut—.2%
Connecticut Health and Educational
Facilities Authority, Revenue
(Wesleyan University Issue)	5.00	7/1/26	1,000,000	1,090,170
Connecticut Health and Educational
Facilities Authority, Revenue
(Wesleyan University Issue)	5.00	7/1/27	1,000,000	1,081,840
District of Columbia—2.0%
District of Columbia,
GO (Insured; National Public
Finance Guarantee Corp.)	6.00	6/1/12	3,280,000	3,517,669
District of Columbia,
HR (Children’s Hospital
Obligated Group Issue)
(Insured; Assured Guaranty
Municipal Corp.)	5.25	7/15/18	2,000,000	2,257,340
District of Columbia,
Income Tax Secured Revenue	5.00	12/1/25	2,500,000	2,735,900
District of Columbia,
Revenue (Howard University
Issue) (Insured; AMBAC)	5.00	10/1/21	2,545,000	2,672,504
District of Columbia,
Revenue (Howard University
Issue) (Insured; AMBAC)	5.00	10/1/22	2,660,000	2,761,319
Washington Metropolitan Area
Transit Authority, Gross
Revenue Transit Bonds	5.25	7/1/23	3,725,000	4,140,487

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Florida—15.1%
Bay County,
Sales Tax Revenue
(Insured; AMBAC)	5.00	9/1/24	2,375,000	2,452,045
Brevard County,
Local Option Fuel Tax Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	8/1/23	1,260,000	1,255,464
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue	5.25	6/1/17	7,500,000	7,883,925
Collier County,
Gas Tax Revenue
(Insured; AMBAC)	5.25	6/1/19	2,190,000	2,280,381
Collier County School Board,
COP (Master Lease Program
Agreement) (Insured;
Assured Guaranty
Municipal Corp.)	5.25	2/15/20	3,500,000	3,895,325
Collier County School Board,
COP (Master Lease Program
Agreement) (Insured; Assured
Guaranty Municipal Corp.)	5.25	2/15/22	2,000,000	2,209,640
Florida Board of Education,
Lottery Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.25	7/1/18	2,500,000	2,711,125
Florida Education System,
University of Florida
Housing Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/22	2,055,000	2,170,676
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	5.00	7/1/12	5,000,000	5,232,150
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	5.25	7/1/12	2,000,000	2,100,620
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	5.00	7/1/16	2,250,000	2,462,828
Florida Municipal Power Agency,
Revenue (Stanton II Project)
(Insured; AMBAC)	5.50	10/1/15	3,635,000	3,880,508

TheFund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Florida (continued)
Florida Ports Financing
Commission, Revenue (State
Transportation Trust Fund—
Intermodal Program) (Insured;
National Public Finance
Guarantee Corp.)	5.50	10/1/16	1,745,000	1,757,145
Florida Water Pollution Control
Financing Corporation, Water PCR	5.25	1/15/21	2,545,000	2,783,772
Hillsborough County,
GO (Unincorporated Area Parks
and Recreation Program)
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/22	1,155,000	1,334,314
Hillsborough County,
Junior Lien Utility Revenue
(Insured; AMBAC)	5.50	8/1/14	3,205,000	3,642,386
Indian River County,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/20	2,265,000	2,434,784
Jacksonville,
Better Jacksonville Sales Tax
Revenue (Insured; AMBAC)	5.50	10/1/14	1,500,000	1,551,750
Jacksonville,
Better Jacksonville Sales Tax
Revenue (Insured; AMBAC)	5.50	10/1/15	1,500,000	1,551,750
Jacksonville,
Guaranteed Entitlement
Improvement Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.38	10/1/16	3,080,000	3,268,804
Jacksonville Aviation Authority,
Revenue (Insured; AMBAC)	5.00	10/1/19	3,220,000	3,358,685
Jacksonville Economic Development
Commission, Health Care
Facilities Revenue
(Florida Proton Therapy
Institute Project)	6.00	9/1/17	2,875,000 [b]	2,950,009
Lakeland,
Energy System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	10/1/18	6,250,000	7,054,063

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Florida (continued)
Lee County,
Transportation Facilities
Revenue (Insured; AMBAC)	5.50	10/1/15	2,500,000	2,584,750
Martin County,
Utilities System Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.50	10/1/12	1,065,000	1,145,205
Martin County,
Utilities System Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.50	10/1/13	1,485,000	1,641,875
Miami-Dade County,
Aviation Revenue (Miami
International Airport)	5.50	10/1/25	2,500,000	2,650,850
Miami-Dade County,
Public Service Tax Revenue
(UMSA Public Improvements)
(Insured; AMBAC)	5.50	4/1/16	2,190,000	2,278,914
Miami-Dade County,
Transit System Sales Surtax
Revenue (Insured; XLCA)	5.00	7/1/24	2,330,000	2,421,872
Miami-Dade County,
Water and Sewer System Revenue	5.38	10/1/24	5,000,000	5,388,550
Miami-Dade County,
Water and Sewer System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	10/1/17	5,000,000	5,871,650
Miami-Dade County School Board,
COP (Master Lease Purchase
Agreement) (Insured; FGIC)	5.25	10/1/17	5,000,000	5,423,100
Miami-Dade County School Board,
COP (Master Lease Purchase
Agreement) (Insured; National
Public Finance Guarantee Corp.)	5.00	8/1/15	5,000,000	5,368,000
Orlando Utilities Commission,
Utility System Revenue	5.00	10/1/23	2,500,000	2,735,875
Orlando-Orange County Expressway
Authority, Revenue (Insured;
Assured Guaranty
Municipal Corp.)	5.00	7/1/17	2,105,000	2,392,017

TheFund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Florida (continued)
Palm Bay,
Educational Facilities Revenue
(Patriot Charter School Project)	6.75	7/1/22	3,000,000	[c]	1,495,440
Palm Beach County School Board,
COP (Master Lease
Purchase Agreement)
(Insured; AMBAC)	5.38	8/1/14	4,000,000		4,475,840
Polk County,
Constitutional Fuel Tax
Improvement Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	12/1/19	580,000		614,678
Polk County,
Utility System Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	10/1/18	2,000,000		2,156,460
Sarasota County School Board,
COP (Master Lease Program
Agreement) (Insured; National
Public Finance Guarantee Corp.)	5.00	7/1/15	1,000,000		1,129,180
Seminole County,
Water and Sewer Revenue	5.00	10/1/21	1,050,000		1,119,374
Seminole County,
Water and Sewer Revenue	5.00	10/1/22	4,530,000		4,787,938
Tampa,
Solid Waste System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	10/1/16	2,690,000		2,912,275
Volusia County School Board,
Sales Tax Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.38	10/1/15	4,000,000		4,239,240
Georgia—4.1%
Athens Housing Authority,
Student Housing LR (University
of Georgia Real Estate
Foundation East Campus
Housing, LLC Project)
(Insured; AMBAC) (Prerefunded)	5.25	12/1/12	2,560,000	[d]	2,772,070

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Georgia (continued)
Athens Housing Authority,
Student Housing LR (University
of Georgia Real Estate Foundation
East Campus Housing, LLC Project)
(Insured; AMBAC) (Prerefunded)	5.25	12/1/12	2,700,000 [d]	2,923,668
Atlanta,
Water and Wastewater Revenue	6.00	11/1/20	3,000,000	3,538,770
Atlanta,
Water and Wastewater Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	11/1/15	5,000,000	5,583,150
DeKalb County,
Water and Sewerage Revenue	5.25	10/1/25	4,000,000	4,675,280
Georgia,
GO	5.00	7/1/24	10,000,000	11,089,900
Municipal Electric Authority of
Georgia, Combustion Turbine
Project Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.25	11/1/16	5,000,000	5,333,750
Hawaii—1.0%
Hawaii,
Airports System Revenue	5.00	7/1/18	6,000,000	6,530,700
Honolulu City and County,
Wastewater System Revenue
(Second Bond Resolution)	5.00	7/1/22	2,500,000	2,721,775
Idaho—.2%
Idaho Health Facilities Authority,
Revenue (Trinity Health
Credit Group)	6.13	12/1/28	1,450,000	1,591,564
Illinois—3.7%
Chicago O’Hare International
Airport, General Airport Third
Lien Revenue (Insured; CIFG)	5.50	1/1/15	6,450,000	7,041,207
Chicago Park District,
GO Limited Tax Park Bonds
(Insured; National Public
Finance Guarantee Corp.)	5.50	1/1/20	1,300,000	1,329,445

TheFund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Illinois (continued)
Cook County Community High School
District Number 219, GO
(Insured; Assured Guaranty
Municipal Corp.)	5.00	12/1/24	2,020,000	2,154,633
Illinois,
GO	5.00	1/1/17	5,500,000	5,992,580
Illinois,
GO	5.00	1/1/24	6,200,000	6,262,868
Illinois,
Sales Tax Revenue	5.00	6/15/18	1,700,000	1,914,251
Illinois Toll Highway Authority,
Toll Highway Senior Revenue	5.00	1/1/25	5,000,000	5,264,600
Metropolitan Pier and Exposition
Authority, Dedicated State Tax
Revenue (McCormick Place
Expansion Project) (Insured;
National Public Finance
Guarantee Corp.)	0/5.55	6/15/21	2,500,000 [e]	2,429,250
Indiana—1.5%
Indiana Health Facility Financing
Authority, Revenue (Ascension
Health Subordinate Credit Group)	5.00	5/1/13	1,000,000	1,085,460
Indianapolis,
Gas Utility Distribution
System Second Lien Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	8/15/23	3,500,000	3,736,985
Indianapolis,
Thermal Energy System First
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	10/1/18	7,700,000	8,719,172
Kansas—1.3%
Wyandotte County/Kansas City
Unified Government, Tax-Exempt
Sales Tax Special Obligation
Revenue (Redevelopment Project
Area B)	4.75	12/1/16	1,265,000	1,265,152
Wyandotte County/Kansas City
Unified Government, Utility
System Revenue (Insured; AMBAC)	5.65	9/1/18	9,130,000	10,411,030

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Kentucky—.9%
Kentucky Asset/Liability
Commission, Project Notes
(Federal Highway Trust Fund)
(Insured; National Public
Finance Guarantee Corp.)	5.25	9/1/18	5,000,000	5,877,900
Kentucky Municipal Power Agency,
Power System Revenue (Prairie
State Project) (Insured;
National Public Finance
Guarantee Corp.)	5.25	9/1/19	2,000,000	2,227,840
Louisiana—.2%
Louisiana State University Board
of Supervisors and
Agricultural and Mechanical
College, Auxiliary Revenue	5.00	7/1/25	2,000,000	2,112,180
Maine—.4%
Maine Housing Authority,
Mortgage Purchase Bonds	4.75	11/15/21	3,600,000	3,639,528
Maryland—.2%
Maryland Economic Development
Corporation, EDR
(Transportation Facilities Project)	5.38	6/1/25	1,500,000	1,516,125
Massachusetts—1.0%
Massachusetts Development Finance
Agency, Revenue (Bentley
University Issue)	5.00	7/1/23	2,550,000	2,678,699
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Insured; AMBAC)	4.60	1/1/22	6,000,000	5,799,840
Michigan—2.6%
Detroit,
Sewage Disposal System Senior
Lien Revenue	6.50	7/1/24	4,765,000	5,279,811
Detroit,
Water Supply System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/22	5,000,000	5,127,050
Michigan,
GO (Environmental Program)	5.00	11/1/19	2,000,000	2,249,280

TheFund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Michigan (continued)
Michigan Building Authority,
Revenue (State Police
Communications System)	5.25	10/1/13	1,945,000	2,184,585
Michigan Hospital Finance
Authority, Revenue (Oakwood
Obligation Group)	5.50	11/1/11	3,500,000	3,606,435
Michigan Hospital Finance
Authority, Revenue (Sparrow
Obligation Group)	5.25	11/15/11	2,500,000	2,583,750
Wayne County Airport Authority,
Junior Lien Airport Revenue
(Detroit Metropolitan Wayne
County Airport) (Insured;
National Public Finance
Guarantee Corp.)	5.00	12/1/22	2,500,000	2,420,650
Minnesota—1.6%
Minneapolis-Saint Paul
Metropolitan Airports
Commission, Subordinate
Airport Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	1/1/25	5,000,000	5,171,950
Minnesota Public Facilities
Authority, Clean Water Revenue
(Prerefunded)	5.00	3/1/17	7,500,000 [d]	8,894,550
Mississippi—.5%
Mississippi Development Bank,
Special Obligation Revenue
(Madison County Highway
Construction Project)
(Insured; National Public
Finance Guarantee Corp.)	5.00	1/1/22	3,875,000	4,164,036
Missouri—.4%
Missouri Development Finance
Board, Infrastructure
Facilities Revenue (Branson
Landing Project)	6.00	6/1/20	3,160,000	3,466,109
Nevada—1.6%
Clark County,
Airport System Revenue	5.00	7/1/22	3,300,000	3,541,428

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Nevada (continued)
Clark County School District,
Limited Tax GO	5.00	6/15/25	4,950,000	5,173,789
Director of the State of Nevada
Department of Business and
Industry, SWDR (Republic
Services, Inc. Project)	5.63	6/1/18	5,000,000	5,269,000
New Hampshire—.4%
New Hampshire Higher Educational
and Health Facilities
Authority, HR (The Cheshire
Medical Center Issue)	5.13	7/1/18	3,450,000	3,453,243
New Jersey—2.1%
Camden County Improvement
Authority, Health Care
Redevelopment Project Revenue
(The Cooper Health System
Obligated Group Issue)	5.25	2/15/20	3,000,000	3,025,650
Casino Reinvestment Development
Authority, Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.25	6/1/19	5,000,000	5,219,600
New Jersey Economic Development
Authority, Cigarette
Tax Revenue	5.38	6/15/15	3,300,000	3,471,270
New Jersey Economic Development
Authority, Cigarette Tax Revenue	5.50	6/15/16	1,000,000	1,053,050
New Jersey Health Care Facilities
Financing Authority, Revenue
(South Jersey Hospital Issue)	6.00	7/1/12	1,480,000	1,516,541
New Jersey Higher Education
Student Assistance Authority,
Student Loan Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.88	6/1/21	4,070,000	4,347,940
New Mexico—1.3%
Jicarilla,
Apache Nation Revenue	5.00	9/1/11	545,000	557,960
Jicarilla,
Apache Nation Revenue	5.00	9/1/13	2,195,000	2,320,554

TheFund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New Mexico (continued)
New Mexico Hospital Equipment Loan
Council, Hospital System
Revenue (Presbyterian
Healthcare Services)	6.00	8/1/23	7,500,000	8,283,750
New York—5.6%
Long Island Power Authority,
Electric System
General Revenue
(Insured; National
Public Finance Guarantee Corp.)	1.82	9/1/15	3,000,000 [f]	2,955,720
New York City,
GO	5.00	8/1/17	2,000,000	2,304,680
New York City,
GO	5.00	8/1/18	5,000,000	5,634,500
New York City,
GO	5.00	4/1/20	2,500,000	2,727,400
New York City,
GO	5.00	4/1/22	4,810,000	5,124,237
New York City,
GO	5.00	8/1/22	3,000,000	3,291,030
New York City Health and Hospitals
Corporation, Health System
Revenue	5.00	2/15/22	4,385,000	4,695,326
New York Local Government
Assistance Corporation, GO	5.25	4/1/16	3,425,000	3,931,934
New York State Dormitory
Authority, Mortgage Hospital
Revenue (The Long Island
College Hospital)
(Collateralized; FHA)	6.00	8/15/15	2,780,000	2,962,062
New York State Dormitory
Authority, Revenue (New York
University Hospitals Center)	5.25	7/1/24	800,000	822,360
New York State Dormitory
Authority, State Personal
Income Tax Revenue
(General Purpose)	5.25	2/15/21	2,500,000	2,822,025
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; AMBAC)	5.00	4/1/18	5,000,000	5,656,450

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
New York (continued)
New York State Urban Development
Corporation, Corporate Purpose
Subordinate Lien	5.13	7/1/19	2,000,000	2,138,160
Niagara County Industrial
Development Agency, Solid
Waste Disposal Facility
Revenue (American Ref-Fuel
Company of Niagara, L.P. Facility)	5.45	11/15/12	2,000,000	2,054,420
Suffolk Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.38	6/1/28	2,825,000	2,468,937
North Carolina—2.3%
North Carolina Eastern Municipal
Power Agency, Power
System Revenue	5.13	1/1/14	3,000,000	3,225,060
North Carolina Eastern Municipal
Power Agency, Power
System Revenue	5.00	1/1/21	1,200,000	1,391,088
North Carolina Medical Care
Commission, Retirement
Facilities First Mortgage
Revenue (The United Methodist
Retirement Homes Project)	4.75	10/1/13	1,000,000	997,320
North Carolina Medical Care
Commission, Retirement
Facilities First Mortgage
Revenue (The United Methodist
Retirement Homes Project)	5.13	10/1/19	1,250,000	1,221,713
North Carolina Municipal Power
Agency Number 1, Catawba
Electric Revenue (Insured;
Assured Guaranty Municipal Corp.)	5.25	1/1/16	2,540,000	2,729,967
North Carolina Municipal Power
Agency Number 1, Catawba
Electric Revenue (Insured;
Assured Guaranty Municipal Corp.)	5.25	1/1/17	10,000,000	10,739,400
Ohio—3.2%
Cuyahoga County,
Revenue (Cleveland Clinic
Health System Obligated Group)	6.00	1/1/17	5,000,000	5,480,300

TheFund 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Ohio (continued)
Franklin County Convention
Facilities Authority,
Tax and Lease Revenue
Anticipation Bonds	5.00	12/1/23	2,075,000	2,250,462
Knox County,
Hospital Facilities Revenue
(Knox Community Hospital)
(Insured; Radian)	5.00	6/1/12	785,000	791,955
Ohio,
Major New State Infrastructure
Project Revenue	5.75	6/15/19	2,000,000	2,383,460
Ohio Higher Educational Facility
Commission, Higher Educational
Facility Revenue (Xavier
University Project) (Insured;
CIFG) (Prerefunded)	5.25	5/1/16	3,230,000 [d]	3,833,719
Ohio Water Development Authority,
PCR (Buckeye Power, Inc.
Project) (Insured; AMBAC)	5.00	5/1/22	4,030,000	4,132,483
Ohio Water Development Authority,
Water Pollution Control
Loan Fund Revenue
(Water Quality Series)	5.00	12/1/23	5,000,000	5,578,150
Ross County,
Hospital Facilities Revenue
(Adena Health System)	5.75	12/1/22	3,835,000	4,114,763
Oregon—.7%
Washington County
Unified Sewerage
Agency, Senior Lien Sewer
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.75	10/1/12	5,670,000	6,143,729
Pennsylvania—4.5%
Allegheny County Airport
Authority, Airport Revenue
(Pittsburgh International
Airport) (Insured; FGIC)	5.00	1/1/19	3,395,000	3,488,023
Allegheny County Industrial
Development Authority, EIR
(USX Corporation Project)	4.75	11/1/11	2,000,000	2,067,700

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Pennsylvania (continued)
Allegheny County Industrial
Development Authority, PCR
(Duquesne Light Company
Project) (Insured; AMBAC)	4.05	9/1/11	2,000,000	2,031,980
Chester County Industrial Development
Authority, Revenue (Avon Grove
Charter School Project)	5.65	12/15/17	880,000	880,581
Delaware River Joint Toll Bridge
Commission, Bridge Revenue	5.25	7/1/13	2,500,000	2,742,575
Delaware Valley Regional
Finance Authority, Local
Government Revenue	5.75	7/1/17	6,830,000	7,697,205
Erie Higher Education Building
Authority, College Revenue
(Mercyhurst College Project)	5.13	3/15/23	2,045,000	2,118,559
Montgomery County Higher Education
and Health Authority, HR
(Abington Memorial Hospital)
(Insured; AMBAC)	6.10	6/1/12	3,440,000	3,655,447
Pennsylvania Intergovernmental
Cooperation Authority, Special
Tax Revenue (City of Philadelphia
Funding Program)	5.00	6/15/17	4,000,000	4,649,760
Philadelphia,
GO (Insured; XLCA)	5.25	2/15/13	5,535,000	5,918,797
Philadelphia Authority for
Industrial Development,
Revenue (Independence
Charter School Project)	5.38	9/15/17	2,275,000	2,302,528
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health Issue)	6.00	12/1/12	525,000	550,489
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health Issue) (Prerefunded)	6.00	12/1/11	1,475,000 [d]	1,573,707
Rhode Island—.4%
Rhode Island Student Loan
Authority, Student Loan Program
Revenue (Insured; AMBAC)	4.80	12/1/21	3,600,000	3,417,408

TheFund 23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
South Carolina—2.7%
Berkeley County School District,
Installment Purchase Revenue
(Securing Assets for Education)	5.25	12/1/21	9,395,000	9,865,502
Charleston Educational Excellence
Financing Corporation,
Installment Purchase Revenue
(Charleston County School
District, South Carolina Project)	5.25	12/1/21	5,000,000	5,343,000
Dorchester County School District
Number 2, Installment Purchase
Revenue (Growth Remedy
Opportunity Without Tax Hike)	5.25	12/1/21	5,000,000	5,313,600
Hilton Head Island Public
Facilities Corporation, COP
(Insured; AMBAC)	5.00	3/1/13	1,065,000	1,146,771
Tobacco Settlement Revenue
Management Authority,
Tobacco Settlement
Asset-Backed
Refunding Bonds	5.00	6/1/18	2,485,000	2,490,045
Texas—6.7%
Austin,
Electric Utility System Revenue	5.00	11/15/23	1,550,000	1,672,961
Brazos River Authority,
Revenue (Reliant Energy, Inc.
Project)	5.38	4/1/19	2,000,000	2,000,940
Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport, Joint
Revenue (Insured; XLCA)	6.13	11/1/18	5,000,000	5,013,000
Dallas-Fort Worth International
Airport Facility Improvement
Corporation, Revenue
(Learjet Inc. Project)	6.15	1/1/16	4,000,000	4,000,240
Fort Bend Independent School
District, Unlimited Tax School
Building Bonds
(Permanent School Fund
Guarantee Program)	5.00	8/15/23	7,105,000	8,056,786

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Texas (continued)
Fort Bend Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.00	8/15/24	2,000,000	2,246,080
Gulf Coast Waste Disposal
Authority, Bayport Area System
Revenue (Insured; AMBAC)	5.00	10/1/14	2,065,000	2,230,097
Harris County Health Facilities
Development Corporation, HR
(Memorial Hermann Hospital
System) (Insured; Assured
Guaranty Municipal Corp.)	5.50	6/1/12	8,295,000	8,798,755
Houston,
Combined Utility System First
Lien Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.25	5/15/12	2,750,000	2,931,665
Lower Colorado River Authority,
Revenue	5.75	5/15/23	2,000,000	2,145,380
Lower Colorado River Authority,
Transmission Contract Revenue
(LCRA Transmission Services
Corporation Project) (Insured;
National Public Finance
Guarantee Corp.)	5.00	5/15/20	2,500,000	2,537,625
North Texas Tollway Authority,
System Revenue	6.00	1/1/23	3,000,000	3,245,730
Port of Corpus Christi Industrial
Development Corporation,
Revenue (Valero Refining and
Marketing Company Project)	5.40	4/1/18	1,370,000	1,362,766
San Antonio,
Electric and Gas Systems Revenue	5.00	2/1/23	5,000,000	5,404,900
Tarrant County Health Facilities
Development Corporation,
Health Resources System
Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.75	2/15/14	5,000,000	5,712,100

TheFund 25

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Texas (continued)
Texas Water Development Board,
State Revolving Fund
Subordinate Lien Revenue	5.00	7/15/23	2,000,000	2,235,560
Utah—1.3%
Jordanelle Special Service
District, Special Assessment
Bonds (Improvement District
Number 1999-1)	8.00	10/1/11	900,000	857,259
Utah Building Ownership Authority,
LR (State Facilities Master
Lease Program)	5.00	5/15/17	2,950,000	3,197,741
Utah Transit Authority,
Sales Tax Revenue	5.00	6/15/24	7,000,000	7,632,940
Virginia—.5%
Tobacco Settlement Financing
Corporation of Virginia,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	5.25	6/1/12	1,440,000 [d]	1,484,006
Virginia College Building
Authority, Educational
Facilities Revenue (Public
Higher Education
Financing Program)	4.50	9/1/18	2,450,000	2,766,442
Washington—3.9%
Energy Northwest,
Columbia Generating Station
Electric Revenue	5.00	7/1/21	5,000,000	5,458,250
Energy Northwest,
Columbia Generating Station
Electric Revenue	5.00	7/1/23	5,000,000	5,376,100
Franklin County,
GO (Pasco School District
Number 1) (Insured; Assured
Guaranty Municipal Corp.)
(Prerefunded)	5.25	6/1/13	5,000,000 [d]	5,555,800

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Washington (continued)
Goat Hill Properties,
LR (Government Office
Building Project) (Insured; National
Public Finance Guarantee Corp.)	5.25	12/1/20	2,360,000	2,537,850
Port of Seattle,
Intermediate Lien Revenue	5.00	2/1/18	2,500,000	2,710,425
Port of Seattle,
Limited Tax GO (Insured;
Assured Guaranty Municipal Corp.)	5.00	11/1/16	5,000,000	5,324,700
Port of Tacoma,
Limited Tax GO (Insured;
Assured Guaranty Municipal Corp.)	5.00	12/1/20	3,025,000	3,383,916
Washington,
GO	5.75	10/1/12	965,000	1,017,284
Washington,
GO	5.75	10/1/12	10,000	10,608
Washington,
GO (Various Purpose)	5.00	2/1/22	2,500,000	2,827,675
West Virginia—.3%
West Virginia Economic Development
Authority, LR (Department of
Environmental Protection)	5.50	11/1/22	2,895,000	3,059,378
Wisconsin—.8%
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Medical Group, Inc.
Project) (Insured; Assured
Guaranty Municipal Corp.)	6.00	11/15/11	3,500,000	3,514,875
Wisconsin Public Power Inc.,
Power Supply System
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	7/1/19	2,950,000	3,155,261
U.S. Related—3.2%
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/23	1,500,000	1,524,585

TheFund 27

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
U.S. Related (continued)
Puerto Rico Electric Power
Authority, Power Revenue	5.00	7/1/22	2,500,000	2,629,175
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	7/1/13	2,500,000	2,626,500
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue	5.50	7/1/24	1,750,000	1,837,220
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/12	2,440,000	2,446,783
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	5.00	7/1/16	510,000	540,789
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.50	7/1/18	3,000,000	3,202,980
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.50	7/1/23	2,670,000	2,820,321
Puerto Rico Public Buildings
Authority, Government
Facilities Revenue
(Insured; XLCA)	5.25	7/1/20	2,000,000	2,068,420
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.50	8/1/21	8,000,000	8,792,640
Total Long-Term Municipal Investments
(cost $841,436,593)				870,198,303

Short-Term Municipal	Coupon	Maturity	Principal
Investments—.3%	Rate (%)	Date	Amount ($)		Value ($)
New York—.3%
New York City,
GO Notes (LOC; JPMorgan
Chase Bank)	0.28	12/1/10	2,800,000	[g]	2,800,000
Utah—.0%
Murray City,
HR (Intermountain Health Care
Health Services, Inc.)	0.27	12/1/10	200,000	[g]	200,000
Total Short-Term Municipal Investments
(cost $3,000,000)					3,000,000

Total Investments (cost $844,436,593)			98.7%		873,198,303
Cash and Receivables (Net)			1.3%		11,947,177
Net Assets			100.0%		885,145,480

a Security issued with a zero coupon. Income is recognized through the accretion of discount.
b Security exempt from registration under Rule 144A of the Securities Act of 1933.This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.At November 30, 2010, this security had a market value of $2,950,009 or 0.3% of net assets.
c Non-income producing—security in default.
d These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
e Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
f Variable rate security—interest rate subject to periodic change.
g Variable rate demand note—rate shown is the interest rate in effect at November 30, 2010. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

TheFund 29

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate Receipt Notes
Assurance Corporation
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance
Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage	FNMA	Federal National
	Corporation		Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National	GO	General Obligation
Mortgage Association
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
AAA		Aaa		AAA	33.8
AA		Aa		AA	37.1
A		A		A	21.6
BBB		Baa		BBB	5.3
BB		Ba		BB	.6
Not Rated[h]		Not Rated[h]		Not Rated[h]	1.6
					100.0

† Based on total investments.
h Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

TheFund 31

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2010 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	844,436,593	873,198,303
Interest receivable		13,217,551
Receivable for shares of Common Stock subscribed		44,775
Prepaid expenses		149,429
		886,610,058
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		529,292
Cash overdraft due to Custodian		417,880
Payable for shares of Common Stock redeemed		424,151
Accrued expenses		93,255
		1,464,578
Net Assets ($)		885,145,480
Composition of Net Assets ($):
Paid-in capital		865,070,635
Accumulated undistributed investment income—net		165,521
Accumulated net realized gain (loss) on investments		(8,852,386)
Accumulated net unrealized appreciation
(depreciation) on investments		28,761,710
Net Assets ($)		885,145,480
Shares Outstanding
(300 million shares of $.001 par value Common Stock authorized)		65,886,886
Net Asset Value, offering and redemption price per share ($)		13.43
See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2010 (Unaudited)

Investment Income ($):
Interest Income	18,792,292
Expenses:
Management fee—Note 3(a)	2,672,255
Shareholder servicing costs—Note 3(b)	475,480
Professional fees	42,551
Directors’ fees and expenses—Note 3(c)	40,851
Custodian fees—Note 3(b)	37,418
Registration fees	18,065
Prospectus and shareholders’ reports	12,850
Loan commitment fees—Note 2	3,507
Interest expense—Note 2	66
Miscellaneous	31,866
Total Expenses	3,334,909
Less—reduction in fees due to earnings credits—Note 3(b)	(776)
Net Expenses	3,334,133
Investment Income—Net	15,458,159
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	275,510
Net unrealized appreciation (depreciation) on investments	(6,359,045)
Net Realized and Unrealized Gain (Loss) on Investments	(6,083,535)
Net Increase in Net Assets Resulting from Operations	9,374,624

See notes to financial statements.

TheFund 33

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	November 30, 2010	Year Ended
	(Unaudited)	May 31, 2010
Operations ($):
Investment income—net	15,458,159	30,052,014
Net realized gain (loss) on investments	275,510	1,027,307
Net unrealized appreciation
(depreciation) on investments	(6,359,045)	27,163,287
Net Increase (Decrease) in Net Assets
Resulting from Operations	9,374,624	58,242,608
Dividends to Shareholders from ($):
Investment income—net	(15,545,187)	(29,642,586)
Capital Stock Transactions ($):
Net proceeds from shares sold	69,657,055	102,919,170
Dividends reinvested	11,839,881	22,227,719
Cost of shares redeemed	(52,623,553)	(76,696,602)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	28,873,383	48,450,287
Total Increase (Decrease) in Net Assets	22,702,820	77,050,309
Net Assets ($):
Beginning of Period	862,442,660	785,392,351
End of Period	885,145,480	862,442,660
Undistributed investment income—net	165,521	252,549
Capital Share Transactions (Shares):
Shares sold	5,107,782	7,714,672
Shares issued for dividends reinvested	867,463	1,670,706
Shares redeemed	(3,868,461)	(5,761,280)
Net Increase (Decrease) in Shares Outstanding	2,106,784	3,624,098
See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distri-butions.These figures have been derived from the fund’s financial statements.

Six Months Ended
November 30, 2010			Year Ended May 31,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	13.52	13.06	13.12	13.21	13.18	13.51
Investment Operations:
Investment income—net[a]	.24	.49	.51	.50	.49	.49
Net realized and unrealized
gain (loss) on investments	(.09)	.45	(.07)	(.09)	.03	(.33)
Total from Investment Operations	.15	.94	.44	.41	.52	.16
Distributions:
Dividends from
investment income—net	(.24)	(.48)	(.50)	(.50)	(.49)	(.49)
Net asset value, end of period	13.43	13.52	13.06	13.12	13.21	13.18
Total Return (%)	1.09[b]	7.42	3.44	3.16	4.03	1.23
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.75[c]	.75	.78	.81	.80	.74
Ratio of net expenses
to average net assets	.75[c]	.75	.77	.79	.80	.74
Ratio of interest and expense
related to floating rates notes
issued to average net assets	—	—	.02	.05	.06	.05
Ratio of net investment income
to average net assets	3.47[c]	3.68	3.94	3.81	3.72	3.70
Portfolio Turnover Rate	7.60[b]	13.22	22.75	28.89	23.87	28.51
Net Assets, end of period
($ x 1,000)	885,145	862,443	785,392	831,359	734,048	789,377

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

TheFund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Intermediate Municipal Bond Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to provide the maximum amount of current income exempt from federal income tax as is consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”) serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

TheFund 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2010 in valuing the fund’s investments:

	Level 1—	Level 2—Other	Level 3—
	Unadjusted	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds	—	873,198,303	—	873,198,303

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. The portions of ASU No. 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 have been adopted by the fund. No significant transfers between Level 1 or Level 2 fair value measurements occurred at November 30, 2010. The remaining portion of ASU No. 2010-06 requires reporting entities to make new disclosures about information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements.These new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact that the adoption of this remaining portion of ASU No. 2010-06 may have on the fund’s financial statement disclosures.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended November 30, 2010, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended May 31, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $9,618,462 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to May 31, 2010. If not applied, $3,876,985 of the carryover expires in fiscal 2011, $1,514,192 expires in fiscal 2016, $3,912,775 expires in fiscal 2017 and $314,510 expires in fiscal 2018.

TheFund 39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The tax character of distributions paid to shareholders during the fiscal year ended May 31, 2010 was as follows: tax exempt income $29,642,378 and ordinary income $208.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended November 30, 2010, was approximately $8,750 with a related weighted average annualized interest rate of 1.50%.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquires regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended November 30, 2010, the fund was charged $254,032, pursuant to the Shareholder Services Plan.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended November 30, 2010, the fund was charged $127,357 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended November 30, 2010, the fund was charged $13,896 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $776.

The fund also compensates The Bank of New York Mellon under a custody agreement to provide custodial services for the fund. During the period ended November 30, 2010, the fund was charged $37,418 pursuant to the custody agreement.

During the period ended November 30, 2010, the fund was charged $3,345 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $440,063, custodian fees $23,877, chief compliance officer fees $1,152 and transfer agency per account fees $64,200.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

TheFund 41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended November 30, 2010, amounted to $94,006,748 and $66,541,391, respectively.

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.The fund held no derivatives during the period ended November 30, 2010.

At November 30, 2010, accumulated net unrealized appreciation on investments was $28,761,710, consisting of $34,100,277 gross unrealized appreciation and $5,338,567 gross unrealized depreciation.

At November 30, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE REVIEW AND APPROVAL
OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on November 8-9, 2010, the Board considered the renewal of the fund’s Management Agreement with Dreyfus pursuant to which Dreyfus provides the fund with investment advisory and certain administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent and Quality of Services Provided to the Fund.The Board members considered information previously provided to them in a presentation from representatives of Dreyfus regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and representatives of Dreyfus confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channel(s) for the fund.

The Board members also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board members also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

TheFund 43

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended September 30, 2010, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of September 30, 2010. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board members discussed the results of the comparisons and noted that the fund’s total return performance was variously above or below the Performance Group and Performance Universe medians for the various periods.The Board noted the fund’s improved relative performance, based on the fund’s total return performance being higher than the Performance Group and Performance Universe medians for the 1- and 2-year periods.

The Board also noted that the fund’s yield performance was variously above or below the Performance Group median, and above the Performance Universe median, for the various time periods. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s Lipper category average.

The Board members also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. They noted that the fund’s contractual management fee was above the

Expense Group median, the fund’s actual management fee was above the Expense Group and Expense Universe medians, and the fund’s total expenses approximated the Expense Group median and were below the Expense Universe median.

The Board received a presentation from the fund’s portfolio manager regarding the fund’s transition in 2009 from a generally lower average credit quality portfolio to a generally higher average credit quality portfolio and the impact that the timing of this transition has had on relative performance.The Board noted, as it had in prior meetings, that while this transition may have been implemented too soon in retrospect, the Board expressed its support for pursuing this strategy in the current volatile environment for municipal bonds generally.

Representatives of Dreyfus reviewed with the Board members the management or investment advisory fees paid to Dreyfus or its affiliates by funds in the same Lipper category as the fund, or by separate accounts and/or other types of client portfolios managed by Dreyfus or Standish Mellon Asset Management Company, a Dreyfus affiliate and the primary employer of the fund’s primary portfolio managers, considered to have similar investment strategies and policies as the fund (the “Similar Accounts”), and explained the nature of the Similar Accounts. Representatives of Dreyfus noted that neither Dreyfus nor Standish manage any institutional separate accounts considered to have similar investment strategies and policies as the fund.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board members considered the relevance of the fee information provided for the Similar Accounts to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus’ representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable given

TheFund 45

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

the services rendered and service levels provided by Dreyfus. The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board members should consider the profitability analysis (1) as part of their evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted, as a result of shared and allocated costs among funds in the Dreyfus funds complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board members also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent, and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied with the fund’s overall perfor- mance (particularly in recent periods), in light of the considerations described above.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board members and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board members’ conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board members determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

TheFund 47

NOTES

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

3

Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

4

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Intermediate Municipal Bond Fund, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	January 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	January 24, 2011

By: /s/ James Windels
James Windels, Treasurer
Date:	January 24, 2011

5

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)

6